Interests in associates and joint ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investments In Associates And Joint Ventures [Table]
Carrying amount at the beginning of the year	$ 1,243	$ 1,557
Additions	3	1
Reclassifications	(44)	(386)
Share of comprehensive income	(41)	150
of which: share of net profit	32	105	$ 84
of which: share of other comprehensive income	(73)	45
Share of changes in retained earnings	0	1
Dividends received	(31)	(39)
Foreign currency translation	(30)	(39)
Carrying amount at the end of the year	1,101	1,243	1,557
Share of profit (loss) of associates	27	79
Share of profit (loss) of joint ventures	5	26
Share of other comprehensive income of associates	(73)	44
Share of other comprehensive income of joint ventures		1
Joint ventures
Disclosure Of Investments In Associates And Joint Ventures [Table]
of which: joint ventures	3	43
Mitsubishi Corp.-UBS Realty Inc.
Disclosure Of Investments In Associates And Joint Ventures [Table]
Reclassifications	$ 44
of which: joint ventures		40
Proportion of ownership interest in joint venture	49.00%
Other joint ventures
Disclosure Of Investments In Associates And Joint Ventures [Table]
of which: joint ventures	$ 3	3
Associates
Disclosure Of Investments In Associates And Joint Ventures [Table]
of which: associates	1,098	1,200
SIX Group AG, Zurich
Disclosure Of Investments In Associates And Joint Ventures [Table]
of which: associates	$ 954	1,043
Proportion of ownership interest in associate	17.31%
Clearstream Fund Centre AG
Disclosure Of Investments In Associates And Joint Ventures [Table]
Carrying amount at the beginning of the year	$ 386
Carrying amount at the end of the year		$ 386
Proportion of ownership interest in associate		48.80%
Gains (losses) on the sale of subsidiaries			631
Other associates
Disclosure Of Investments In Associates And Joint Ventures [Table]
of which: associates	144	$ 157
UBS AG
Disclosure Of Investments In Associates And Joint Ventures [Table]
Carrying amount at the beginning of the year	1,243	1,557
Additions	3	1
Reclassifications	(44)	(386)
Share of comprehensive income	(41)	150
of which: share of net profit	32	105	84
of which: share of other comprehensive income	(73)	45
Share of changes in retained earnings	0	1
Dividends received	(31)	(39)
Foreign currency translation	(30)	(39)
Carrying amount at the end of the year	1,101	1,243	1,557
Share of profit (loss) of associates	27	79
Share of profit (loss) of joint ventures	5	26
Share of other comprehensive income of associates	(73)	44
Share of other comprehensive income of joint ventures		1
UBS AG | Joint ventures
Disclosure Of Investments In Associates And Joint Ventures [Table]
of which: joint ventures	3	43
UBS AG | Mitsubishi Corp.-UBS Realty Inc.
Disclosure Of Investments In Associates And Joint Ventures [Table]
Reclassifications	$ 44
of which: joint ventures		40
Proportion of ownership interest in joint venture	49.00%
UBS AG | Associates
Disclosure Of Investments In Associates And Joint Ventures [Table]
of which: associates	$ 1,098	1,200
UBS AG | SIX Group AG, Zurich
Disclosure Of Investments In Associates And Joint Ventures [Table]
of which: associates	$ 954	1,043
Proportion of ownership interest in associate	17.31%
UBS AG | Clearstream Fund Centre AG
Disclosure Of Investments In Associates And Joint Ventures [Table]
Carrying amount at the beginning of the year	$ 386
Carrying amount at the end of the year		$ 386
Proportion of ownership interest in associate		48.80%
Gains (losses) on the sale of subsidiaries		$ 631	$ 631
UBS AG | Other associates
Disclosure Of Investments In Associates And Joint Ventures [Table]
of which: associates	$ 144	$ 157